Guarantees granted, commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of maturity analysis of purchase obligations	Future minimum purchase obligations under these arrangements at December 31, 2025 were as follows:

(€ million)
2026	3,098
2027	3,095
2028	2,967
2029	812
2030	482
2031 and thereafter	1,550